INVESTMENT PROPERTIES (Tables)	12 Months Ended
Dec. 31, 2021
INVESTMENT PROPERTIES
Schedule of changes in investment property

	December 31, 2021	December 31, 2020
In millions of COP
Balance at the beginning of the year	2,839,350	1,992,964
Acquisitions	14,709	163,344
Subsequent expenditure recognised as an asset	422,755	105,085
Sales/Write-offs	(259,743)	(111,092)
Amount reclassified from equity securities(1)	-	686,114
Amount reclassified from inventories(2)	47,387	6,436
Gains on valuation(3)	67,762	(3,501)
Balance at the end of the period(4)	3,132,220	2,839,350
(1)	From the year 2020, the Bank consolidated certain equity securities that are controlled through its subsidiary Fondo de Capital Privado Fondo Inmobiliario Colombia, due to the control definition being met in accordance with IFRS 10. These equity securities are considered as a business, because of their capacity to generate income.
(2)	Returned properties from financial leasing operations were reclassified from inventories to investment property, because they are held for obtaining profits and capital appreciation.
(3)	See Note 25.4 Other operating income, net.
(4)	Between December 31, 2021 and 2020, there were no transfers in and out of Level 3 fair value hierarchy related with investment properties. See Note 30 Fair value of assets and liabilities.

Schedule of valuation obtained for investment property

As of December 31, 2021

	Balance at the		Net increase (decrease)		Amount	Amount	Adjusted fair
Type of asset	beginning of the	Appraisals	in investment		reclassified	reclassified	value at the end
	year		properties		from inventories	from inventories	of the year
In millions of COP
Buildings	2,583,155	72,533	246,645	(1)	-	47,387	2,949,720
Lands	256,195	(4,771)	(68,924)	(2)	-	-	182,500
Total	2,839,350	67,762	177,721		-	47,387	3,132,220
(1)	Corresponds mainly to additions for subsequent expenditure recognised as an asset amounting to COP 422,155, and the sales amounting to COP 169,866 by Fondo de Capital Privado Fondo Inmobiliario Colombia.
(2)	Corresponds to the disposal of eight lands by Valores Simesa S.A.

As of December 31, 2020

	Balance at the		Net increase (decrease)		Amount	Amount	Adjusted fair
Type of asset	beginning of the	Appraisals	in investment		reclassified	reclassified	value at the end
	year		properties		from inventories(1)	from inventories	of the year
In millions of COP
Buildings	1,724,719	7,756	158,130	(2)	686,114	6,436	2,583,155
Lands	268,245	(11,257)	(793)		-	-	256,195
Total	1,992,964	(3,501)	157,337		686,114	6,436	2,839,350
(1)	From the year 2020, the Bank consolidated certain equity securities that are controlled through its subsidiary Fondo de Capital Privado Fondo Inmobiliario Colombia, due to the control definition being met in accordance with IFRS 10. These equity securities are considered as a business, because of their capacity to generate income.
(2)	Corresponds mainly to acquisition of buildings amounting to COP 61,719 by Bancolombia S.A. and amounting to COP 74,227 by Fondo de Capital Privado Fondo Inmobiliario Colombia.

Schedule of main income recorded by the Bank related to its investment properties

The table sets forth the main income recorded by the Bank related to its investment properties:

	December 31, 2021	December 31, 2020	December 31, 2019
	In millions of COP
Income from rentals	139,021	125,494	85,507
Operating expenses due to:
Investment properties that generated income through rentals	15,331	16,012	15,669
Investment properties that did not generate income through rentals	10,050	6,004	2,183